Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
13.	SUBSEQUENT EVENTS

The Company evaluated subsequent events through November 12, 2021, the date on which these condensed consolidated financial statements were issued, and the management determined that no subsequent events that require recognition and disclosure in the condensed consolidated financial statements.